Offerings	Apr. 30, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.500% Senior Notes due 2031
Maximum Aggregate Offering Price	$ 447,822,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 68,561.55
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of 4.500% Senior Notes due 2031
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n) of the Securities Act, no separate registration fee is payable for the guarantee.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of 4.500% Senior Notes due 2031
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n) of the Securities Act, no separate registration fee is payable for the guarantee.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes due 2035
Maximum Aggregate Offering Price	$ 445,261,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 68,169.54
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of 5.000% Senior Notes due 2035
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n) of the Securities Act, no separate registration fee is payable for the guarantee.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of 5.000% Senior Notes due 2035
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n) of the Securities Act, no separate registration fee is payable for the guarantee.